Operating segments - Reconciliation of net earnings/(losses) to underlying earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exchange and Derivative Gains (Losses), Pre-Tax [Abstract]
Underlying Earnings Before Tax	$ 18,282
Impairment charges, pre tax	(1,243)	$ (3,487)	$ (132)
Net gains on consolidation and disposal of interests in businesses, Pre-tax	0
– Exchange (losses)/gains on external US dollar net debt and intragroup balances and derivatives, Pre-tax	(1,138)
Gain/(losses) on currency and interest rate derivatives not qualifying for hedge accounting, Pre-tax	(142)
(Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, Pre-tax	33
Net losses from movements to closure estimates (non-operating and fully impaired sites), Pre-tax	(401)
Other Exclusions From Underlying Earnings Before Tax	0
Items Excluded From Underlying Earnings Before Tax	(2,891)
Profit before taxation	15,391	11,119	18,167
Exchange And Derivative Gains Losses Tax [Abstract]
Underlying Earnings Tax	(5,195)
Impairment charges, Tax	128
Net gains on consolidation and disposal of interests in businesses, Tax	0
– Exchange (losses)/gains on external US dollar net debt and intragroup balances and derivatives, Tax	5
- Gain/(losses) on currency and interest rate derivatives not qualifying for hedge accounting, Tax	(19)
- (Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, Tax	(10)
Net losses from movements to closure estimates (non-operating and fully impaired sites), Tax	100
Tax Effect Of Other Exclusions	0
Total excluded from underlying earnings, Tax	204
Taxation	(4,991)	(4,147)	(4,242)
Exchange and derivative gains/(losses, Non-controlling interests
Underlying Earnings Attributable To Noncontrolling Interests	(639)
Impairment charges, Non-controlling interests	0	1,506	3
Net gains on consolidation and disposal of interests in businesses, Non-controlling interests	0
– Exchange (losses)/gains on external US dollar net debt and intragroup balances and drivatives, Non-controlling interests	8
– (Losses)/gains on currency and interest rate derivatives not qualifying for hedge accounting	4
– Gains/(losses) on embedded commodity derivatives not qualifying for hedge accounting	(5)
Net losses from movements to closure estimates (non-operating and fully impaired sites), Non-controlling interests	1
Other Exclusions From Underlying Earnings, Attributable to Noncontrolling interests	0
Total excluded from underlying earnings, Non-controlling interests	8
Profit after tax for the year – attributable to non-controlling interests	(631)	1,038	(287)
Exchange and derivative gains/(losses), Net
Underlying earnings, Net	12,448	10,373	8,808
Impairment charge, net amount	(1,115)	(1,658)	(104)
Net gains on consolidation and disposal of interests in businesses, Net	0	(291)	3,996
– Exchange (losses)/gains on external US dollar net debt and intragroup balances and derivatives, Net	(1,125)	51	550
– (Losses)/gains on currency and interest rate derivatives not qualifying for hedge accounting	(157)	(59)	(48)
– Gains/(losses) on embedded commodity derivatives not qualifying for hedge accounting	18	(192)	202
Net losses from movements to closure estimates (non-operating and fully impaired sites)	(300)	0	(335)
Gain relating to surplus land at Kitimat	0	0	569
Other Exclusions From Underlying Earnings Net	0	(214)	0
Total excluded from underlying earnings, Net	(2,679)	(2,363)	4,830
Net earnings – attributable to owners of Rio Tinto	$ 9,769	$ 8,010	$ 13,638